Consolidated condensed cash flow statements - USD ($) $ in Thousands		9 Months Ended
		Sep. 30, 2018	Sep. 30, 2017
Consolidated condensed cash flow statements [Abstract]
I. Profit/(loss) for the period		$ 130,340	$ 45,052
Financial expense and non-monetary adjustments		494,829	528,408
II. Profit for the period adjusted by financial expense and non-monetary adjustments		625,169	573,460
III. Variations in working capital		(97,020)	(47,503)
Net interest and income tax paid		(189,816)	(198,667)
A. Net cash provided by operating activities		338,333	327,290
Investments in contracted concessional assets	[1]	61,084	(7,506)
Other non-current assets/liabilities		(22,506)	(6,609)
Acquisition of subsidiaries		(9,327)	0
Dividends received from entities under the equity method		4,432	2,454
Other investments		2,521	27,361
B. Net cash provided by/(used in) investing activities		36,204	15,700
Proceeds from Project & Corporate debt		73,767	287,051
Repayment of Project & Corporate debt		(248,904)	(388,755)
Dividends paid to Company's shareholders		(106,956)	(70,803)
C. Net cash provided by/(used in) financing activities		(282,093)	(172,507)
Net increase/(decrease) in cash and cash equivalents		92,444	170,483
Cash and cash equivalents at beginning of the period		669,387	594,811
Translation differences in cash or cash equivalent		(17,195)	28,800
Cash and cash equivalents at the end of the period		$ 744,636	$ 794,094

[1]	Includes proceeds for $60.8 million (see Note 6).